Property, plant and equipment - Changes related to suspended wells (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 60,302	€ 63,158
Disposals	(113)	(639)
Changes in the scope of consolidation		(4,877)
Currency translation differences	1,044	2,098
Property, plant and equipment - end of the year	62,192	60,302	€ 63,158
Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,101	1,263	1,684
Increases for which is ongoing the determination of proved reserves	368	235	451
Amounts previously capitalized and expensed in the year	(183)	(61)	(217)
Reclassification to successful exploratory wells following the estimation of proved reserves	(46)	(297)	(278)
Disposals	(15)	(6)	(199)
Changes in the scope of consolidation		(58)
Reclassification to assets held for sale		(24)
Currency translation differences	21	49	(178)
Property, plant and equipment - end of the year	€ 1,246	€ 1,101	€ 1,263